UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03364
EMPOWER FUNDS, INC.
(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices) (Zip Code)

Jonathan D. Kreider
President & Chief Executive Officer
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code:
(866) 831-7129
Date of fiscal year end:
December 31
Date of reporting period:
December 31, 2024
ITEM 1. REPORT TO STOCKHOLDERS.
Item 1(a):

Empower Mid Cap Value Fund
ANNUAL SHAREHOLDER REPORT
Institutional Class / MXKJX | December 31, 2024
This annual shareholder report contains important information about the Empower Mid Cap Value Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the last year ended December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Mid Cap Value Fund (Institutional Class/MXKJX)	$ 84	0.78%
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 16.06%, as compared to its broad-based securities market index, the Russell 3000
®
Index, which returned 23.81% and an additional index with investment characteristics similar to those of the Fund, the Russell

Midcap
®
Value Index, which returned 13.07% over the same period.
The Fund’s investment portfolio is managed by one sub-adviser: Goldman Sachs Asset Management, L.P.
The information technology sector contributed the most to performance, with an underweight position within the semiconductors & semiconductor equipment industry contributing particularly strongly. From an individual security perspective, an overweight position in Robinhood Markets, Inc. performed well. Holdings within the energy sector detracted the most from returns, where an underweight position within the oil, gas & consumable fuels industry hurt performance. From an individual security perspective, an overweight position in Globe Life, Inc. was a headwind for returns.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Mid Cap Value Fund (Institutional Class/MXKJX)	16.06%	9.18%	8.60%
Russell 3000 ® Index	23.81%	13.86%	12.74%
Russell Midcap ® Value Index	13.07%	8.59%	8.25%
(a)
Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains
distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 769M
Total number of portfolio holdings	243
Total advisory fee paid	$ 5.0M
Portfolio turnover rate as of the end of the reporting period	211%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
PG&E Corp	1.24%
Xcel Energy Inc	1.23%
IQVIA Holdings Inc	1.15%
Kinder Morgan Inc	1.12%
Equifax Inc	1.09%
CoStar Group Inc	1.07%
Lennar Corp Class A	1.05%
Vulcan Materials Co	1.04%
Arthur J Gallagher & Co	1.01%
VeriSign Inc	0.97%
SECTOR ALLOCATION
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025 at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at 1-866-831-7129.
At a meeting held on June 12-13, 2024, the Fund’s Board of Directors approved an agreement and plan of reorganization providing for
the merger of the Empower Ariel Mid Cap Value Fund with and into the Fund. The reorganization closed on October 25, 2024.
The Fund’s Board of Directors approved reducing the annual advisory rate to 0.67% of the Fund's average daily net assets, and reducing the expense limit annual rate to 0.70%, effective October 25, 2024.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's acc
o
untants during the reporting period.
Availability of Additional Information

Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Mid Cap Value Fund
ANNUAL SHAREHOLDER REPORT
Investor Class / MXMVX | December 31, 2024
This annual shareholder report contains important information about the Empower Mid Cap Value Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Mid Cap Value Fund (Investor Class/MXMVX)	$ 120	1.11%
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 15.68%, as compared to its broad-based securities market index, the Russell 3000
®
Index, which returned 23.81% and an additional index with investment characteristics similar to those of the Fund, the Russell

Midcap
®
Value Index, which returned 13.07% over the same period.
The Fund’s investment portfolio is managed by one sub-adviser: Goldman Sachs Asset Management, L.P.
The information technology sector contributed the most to performance, with an underweight position within the semiconductors & semiconductor equipment industry contributing particularly strongly. From an individual security perspective, an overweight position in Robinhood Markets, Inc. performed well. Holdings within the energy sector detracted the most from returns, where an underweight position within the oil, gas & consumable fuels industry hurt performance. From an individual security perspective, an overweight position in Globe Life, Inc. was a headwind for returns.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Mid Cap Value Fund (Investor Class/MXMVX)	15.68%	8.80%	8.09%
Russell 3000 ® Index	23.81%	13.86%	12.55%
Russell Midcap ® Value Index	13.07%	8.59%	8.10%
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 769M
Total number of portfolio holdings	243
Total advisory fee paid	$ 5.0M
Portfolio turnover rate as of the end of the reporting period	211%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
PG&E Corp	1.24%
Xcel Energy Inc	1.23%
IQVIA Holdings Inc	1.15%
Kinder Morgan Inc	1.12%
Equifax Inc	1.09%
CoStar Group Inc	1.07%
Lennar Corp Class A	1.05%
Vulcan Materials Co	1.04%
Arthur J Gallagher & Co	1.01%
VeriSign Inc	0.97%
SECTOR ALLOCATION
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025 at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at 1-866-831-7129.
At a meeting held on June 12-13, 2024, the Fund’s Board of Directors approved an agreement and plan of reorganization providing for the merger of the Empower Ariel Mid Cap Value Fund with and into the Fund. The reorganization closed on October 25, 2024.
The Fund’s Board of Directors approved reducing the annual advisory rate to 0.67% of the Fund's average daily net assets, and reducing the expense limit annual rate to 0.70%, effective October 25, 2024.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower S&P Mid Cap 400
®
Index Fund
ANNUAL SHAREHOLDER REPORT
Class L / MXBUX | December 31, 2024
This annual shareholder report contains important information about the Empower S&P Mid Cap 400
®
Index Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the last year ended December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower S&P Mid Cap 400 ® Index Fund (Class L/MXBUX)	$ 85	0.80%
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 12.97%, as compared to its broad-based securities market index, the Russell 3000
®
Index, which returned 23.81% and an additional index with investment characteristics similar to those of the Fund, the S&P

MidCap 400
®
Index, which returned 13.93% over the same period.
The Fund’s investment portfolio is managed by one sub-adviser: Irish Life Investment Managers Limited.
Stocks were supported by a robust economic backdrop in the U.S. and interest rate cuts from the Federal Reserve. Expected growth-supportive policies from the incoming Trump administration also supported the market. Super Micro Computer, which produces computer servers used to power artificial intelligence, was the largest contributor to performance and Texas Pacific Land Corporation, a real estate company specializing in the energy sector, also added to performance. Five Below, the discount store, detracted the most from performance due to weak sales and increasing costs, which reduced margins. Cleveland Cliffs, a steel company, was also a negative contributor.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower S&P Mid Cap 400® Index Fund (Class L/MXBUX)	12.97%	9.51%	9.01%
Russell 3000® Index	23.81%	13.86%	13.86%
S&P MidCap 400® Index	13.93%	10.34%	9.83%
(a) Class L

inception date was April 7, 2017.
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,668M
Total number of portfolio holdings	404
Total advisory fee paid	$ 2.4M
Portfolio turnover rate as of the end of the reporting period	17%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
U.S. Treasury Bills 4.35%	1.22%
Williams-Sonoma Inc	0.79%
Illumina Inc	0.72%
EMCOR Group Inc	0.71%
Expand Energy Corp	0.71%
Interactive Brokers Group Inc Class A	0.65%
Pure Storage Inc Class A	0.64%
DocuSign Inc	0.62%
Burlington Stores Inc	0.61%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	0.60%
SECTOR ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower S&P Mid Cap 400
®
Index Fund
ANNUAL SHAREHOLDER REPORT
Institutional Class / MXNZX | December 31, 2024
This annual shareholder report contains important information about the Empower S&P Mid Cap 400
®
Index Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the last year ended December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower S&P Mid Cap 400 ® Index Fund (Institutional Class/MXNZX)	$ 19	0.18%
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 13.62%, as compared to its broad-based securities market index, the Russell 3000
®
Index, which returned 23.81% and an additional index with investment characteristics similar to those of the Fund, the S&P MidCap 400
®
Index, which returned 13.93% over the same period.
The Fund’s investment portfolio is managed by one sub-adviser: Irish Life Investment Managers Limited.
Stocks were supported by a robust economic backdrop in the

U.S. and interest rate cuts from the Federal Reserve. Expected growth-supportive policies from the incoming Trump administration also supported the market. Super Micro Computer, which produces computer servers used to power artificial intelligence, was the largest contributor to performance and Texas Pacific Land Corporation, a real estate company specializing in the energy sector, also added to performance. Five Below, the discount store, detracted the most from performance due to weak sales and increasing costs, which reduced margins. Cleveland Cliffs, a steel company, was also a negative contributor.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower S&P Mid Cap 400 ® Index Fund (Institutional Class/MXNZX)	13.62%	10.11%	9.39%
Russell 3000 ® Index	23.81%	13.86%	12.74%
S&P MidCap 400 ® Index	13.93%	10.34%	9.61%
(a)
Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,668M
Total number of portfolio holdings	404
Total advisory fee paid	$ 2.4M
Portfolio turnover rate as of the end of the reporting period	17%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage
of the total investments

of the Fund.
Top Ten Holdings
U.S. Treasury Bills 4.35%	1.22%
Williams-Sonoma Inc	0.79%
Illumina Inc	0.72%
EMCOR Group Inc	0.71%
Expand Energy Corp	0.71%
Interactive Brokers Group Inc Class A	0.65%
Pure Storage Inc Class A	0.64%
DocuSign Inc	0.62%
Burlington Stores Inc	0.61%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	0.60%
SECTOR ALLOCATION
Material Fund Changes
There were no material changes to the
Fund
during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower S&P Mid Cap 400
®
Index Fund
ANNUAL SHAREHOLDER REPORT
Investor Class / MXMDX | December 31, 2024
This annual shareholder report contains important information about the Empower S&P
Mid
Cap 400
®
Index Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower S&P Mid Cap 400 ® Index Fund (Investor Class/MXMDX)	$ 58	0.54%
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 13.27%, as compared to its broad-based securities market index, the Russell 3000
®
Index, which returned 23.81% and an additional index with investment characteristics similar to those of the Fund, the S&P MidCap 400
®
Index, which returned 13.93% over the same period.
The Fund’s investment portfolio is managed by one sub-adviser: Irish Life Investment Managers Limited.
Stocks were supported by a robust economic backdrop in the U.S. and interest rate cuts from the Federal Reserve. Expected growth-supportive policies from the incoming Trump administration also supported the market. Super Micro Computer, which produces computer servers used to power artificial intelligence, was the largest contributor to performance and Texas Pacific Land Corporation, a real estate company specializing in the energy sector, also added to performance. Five Below, the discount store, detracted the most from performance due to weak sales and increasing costs, which reduced margins. Cleveland Cliffs, a steel company, was also a negative contributor.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower S&P Mid Cap 400 ® Index Fund (Investor Class/MXMDX)	13.27%	9.72%	9.06%
Russell 3000 ® Index	23.81%	13.86%	12.55%
S&P MidCap 400 ® Index	13.93%	10.34%	9.68%
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,668M
Total number of portfolio holdings	404
Total advisory fee paid	$ 2.4M
Portfolio turnover rate as of the end of the reporting period	17%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
U.S. Treasury Bills 4.35%	1.22%
Williams-Sonoma Inc	0.79%
Illumina Inc	0.72%
EMCOR Group Inc	0.71%
Expand Energy Corp	0.71%
Interactive Brokers Group Inc Class A	0.65%
Pure Storage Inc Class A	0.64%
DocuSign Inc	0.62%
Burlington Stores Inc	0.61%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	0.60%
SECTOR ALLOCATION

Material Fund Changes
There were no material changes to the Fund during the
reporting
period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings
and proxy voting information. You may
also
request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower T. Rowe Price Mid Cap Growth Fund
ANNUAL SHAREHOLDER REPORT
Institutional Class / MXYKX | December 31, 2024
This annual shareholder report contains important information about the Empower T. Rowe Price Mid Cap Growth Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund
Expenses
for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower T. Rowe Price Mid Cap Growth Fund (Institutional Class/MXYKX)	$ 69	0.66%
Management’s
Discussion
of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 9.29%, as compared to its broad-based securities market index, the Russell 3000
®
Index, which returned 23.81% and an additional index with investment characteristics similar to those of the Fund, the Russell Midcap
®
Growth Index, which returned 22.10% over the same period.
The Fund’s investment portfolio is managed by one sub-adviser: T. Rowe Price Investment Management, Inc.
Broadly speaking, stock selection and sector allocation detracted from relative results. Stock selection in the communication services sector aided relative performance. Stock selection and an overweight allocation to healthcare detracted from relative performance while unfavorable security selection and underweight allocation to the information technology sector also hindered relative performance.
Fund
Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower T. Rowe Price Mid Cap Growth Fund (Institutional Class/MXYKX)	9.29%	7.92%	10.08%
Russell 3000 ® Index	23.81%	13.86%	12.74%
Russell Midcap ® Growth Index	22.10%	11.47%	11.43%
(a)
Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following
table
outlines
key fund statistics that you should pay attention to.
Fund net assets	$ 1,800M
Total number of portfolio holdings	137
Total advisory fee paid	$ 12.0M
Portfolio turnover rate as of the end of the reporting period	32%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top
Ten
Holdings
Marvell Technology Inc	3.25%
Trade Desk Inc Class A	2.68%
Hologic Inc	2.08%
PTC Inc	1.82%
Agilent Technologies Inc	1.81%
Teleflex Inc	1.80%
Veeva Systems Inc Class A	1.77%
Domino's Pizza Inc	1.76%
Cheniere Energy Inc	1.68%
Hilton Worldwide Holdings Inc	1.53%
SECTOR ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower T. Rowe Price Mid Cap Growth Fund
ANNUAL SHAREHOLDER REPORT
Investor Class / MXMGX | December 31, 2024
This annual shareholder report contains important information about the Empower T. Rowe Price Mid Cap Growth Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund
Expenses
for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower T. Rowe Price Mid Cap Growth Fund (Investor Class/MXMGX)	$ 107	1.02%
Management’s
Discussion
of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 9.05%, as compared to its broad-based securities market index, the Russell 3000
®
Index, which returned 23.81% and an additional index with investment characteristics similar to those of the Fund, the Russell

Midcap
®
Growth Index, which returned 22.10% over the same period.
The Fund’s investment portfolio is managed by one sub-adviser: T. Rowe Price Investment Management, Inc.
Broadly speaking, stock selection and sector allocation detracted from relative results. Stock selection in the communication services sector aided relative performance. Stock selection and an overweight allocation to healthcare detracted from relative performance while unfavorable security selection and underweight allocation to the information technology sector also hindered relative performance.
Fund
Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower T. Rowe Price Mid Cap Growth Fund (Investor Class/MXMGX)	9.05%	7.55%	10.01%
Russell 3000 ® Index	23.81%	13.86%	12.55%
Russell Midcap ® Growth Index	22.10%	11.47%	11.54%
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key
Fund
Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,800M
Total number of portfolio holdings	137
Total advisory fee paid	$ 12.0M
Portfolio turnover rate as of the end of the reporting period	32%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Marvell Technology Inc	3.25%
Trade Desk Inc Class A	2.68%
Hologic Inc	2.08%
PTC Inc	1.82%
Agilent Technologies Inc	1.81%
Teleflex Inc	1.80%
Veeva Systems Inc Class A	1.77%
Domino's Pizza Inc	1.76%
Cheniere Energy Inc	1.68%
Hilton Worldwide Holdings Inc	1.53%
SECTOR ALLOCATION
Material
Fund
Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

ITEM 2. CODE OF ETHICS.

(a) As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.

(d) During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(e) Registrant’s Code of Ethics is attached hereto.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Stephen A. Lake is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.”  Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation.  Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $1,050,700 for fiscal year 2023 and $1,082,655 for fiscal year 2024.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this item were: $44,680 for fiscal year 2023 and $265,941 for fiscal year 2024. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self custody) audits, fund administration SOC1 testing, and N1-A and N-14 reviews.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2023 and $0 for fiscal year 2024.

(d) All Other Fees.  There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs ((a) through (c) of this Item).

(e) (1) Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Empower Funds by its independent auditors.  The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Empower Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Empower Funds that is responsible for the financial reporting or operations of Empower Funds was employed by those auditors and participated in any capacity in an audit of Empower Funds during the year period (or such other period proscribed under Securities Exchange Commission rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Empower Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Empower Funds’ auditors will not provide the following non-audit services to Empower Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Empower Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2

Pre-approval with respect to Non-Empower Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Empower Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Empower Funds’ auditors to (a) Empower Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Empower Funds.4   The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation.  The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members.  Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(f) (2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(g) Not Applicable.

(h) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2023 equaled $1,795,449 and for fiscal year 2024 equaled $2,094,252.

(i) The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 7 of this Form.

(b) Not applicable.

1No pre-approval is required as to non-audit services provided to Empower Funds if: (a) the aggregate amount of all non-audit services provided to Empower Funds constitute not more than 5% of the total amount of revenues paid by Empower Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Empower Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Empower Funds, Empower Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Empower Funds; (b) these services were not recognized by Empower Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4No pre-approval is required by the Audit Committee as to non-audit services provided to any Empower Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Empower Funds’ primary investment adviser.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
EMPOWER FUNDS, INC.
("Empower Funds")
Empower Mid Cap Value Fund	Empower S&P Mid Cap 400® Index Fund
Institutional Class Ticker / MXKJX	Institutional Class Ticker / MXNZX
Investor Class Ticker / MXMVX	Investor Class Ticker / MXMDX
Class L Ticker / MXBUX
Empower T. Rowe Price Mid Cap Growth Fund
Institutional Class / MXYKX
Investor Class Ticker / MXMGX
(the "Fund(s)")
Annual Report
December 31, 2024
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein is to be considered an offer of the sale of shares of the Funds. Such offering is made only by the prospectus of each Fund, which includes details as to offering price and other information.

EMPOWER FUNDS, INC.
EMPOWER MID CAP VALUE FUND
Schedule of Investments
As of December 31, 2024
Shares		Fair Value
COMMON STOCK
Basic Materials — 4.35%
50,087	ATI Inc(a)	$ 2,756,788
134,246	Axalta Coating Systems Ltd(a)	4,593,898
63,304	Element Solutions Inc	1,609,821
91,886	FMC Corp	4,466,578
18,243	International Flavors & Fragrances Inc	1,542,446
4,332	Linde PLC	1,813,679
181,785	Mosaic Co	4,468,275
11,800	NewMarket Corp	6,234,530
15,526	PPG Industries Inc	1,854,581
33,740	RPM International Inc	4,152,044
		33,492,640
Communications — 8.08%
26,963	Airbnb Inc Class A(a)	3,543,208
6,286	CDW Corp	1,094,016
20,969	Charter Communications Inc Class A(a)	7,187,544
101,241	Cisco Systems Inc	5,993,467
22,959	DoorDash Inc Class A(a)	3,851,372
3,215	Fox Corp Class A	156,185
145,287	Lyft Inc Class A(a)	1,874,202
10,677	Meta Platforms Inc Class A	6,251,490
1,761	Netflix Inc(a)	1,569,615
87,010	New York Times Co Class A	4,528,870
221,886	News Corp Class A	6,110,740
27,131	Okta Inc(a)	2,137,923
82,945	Robinhood Markets Inc Class A(a)	3,090,531
25,820	Roku Inc(a)	1,919,459
4,913	Uber Technologies Inc(a)	296,352
35,867	VeriSign Inc(a)	7,423,034
4,974	Verizon Communications Inc(a)	198,910
63,878	Wayfair Inc Class A(a)	2,831,073
27,676	Zillow Group Inc Class C(a)	2,049,408
		62,107,399
Consumer, Cyclical — 11.50%
88,579	Alaska Air Group Inc(a)	5,735,490
224,016	American Airlines Group Inc(a)	3,904,599
68,748	Birkenstock Holding PLC(a)	3,895,262
89,359	CarMax Inc(a)	7,305,992
176,936	Carnival Corp(a)	4,409,245
7,728	Carvana Co(a)	1,571,566
22,571	DR Horton Inc	3,155,877
3,529	Ferguson Enterprises Inc	612,528
7,788	Floor & Decor Holdings Inc Class A(a)	776,464
25,341	GameStop Corp Class A(a)	794,187
5,262	Hasbro Inc	294,198
45,046	Lear Corp	4,265,856
58,575	Lennar Corp Class A	7,987,873
2,787	Lululemon Athletica Inc(a)	1,065,777
22,040	Marriott International Inc Class A	6,147,838
7,655	Marriott Vacations Worldwide Corp	687,419
Shares		Fair Value
Consumer, Cyclical — (continued)
36,038	PACCAR Inc	$ 3,748,673
3,333	PulteGroup Inc	362,964
5,776	Ralph Lauren Corp	1,334,140
151,048	Rivian Automotive Inc Class A(a)(b)	2,008,938
11,794	Ross Stores Inc	1,784,078
10,122	SiteOne Landscape Supply Inc(a)	1,333,776
107,398	Skechers USA Inc Class A(a)	7,221,442
3,899	Target Corp	527,067
10,877	Thor Industries Inc	1,041,038
61,001	United Airlines Holdings Inc(a)	5,923,197
7,597	Watsco Inc	3,600,142
430	Wingstop Inc	122,206
67,547	Wyndham Hotels & Resorts Inc	6,808,062
		88,425,894
Consumer, Non-Cyclical — 17.92%
18,267	Affirm Holdings Inc(a)	1,112,460
37,073	Albertsons Cos Inc Class A	728,114
5,892	Align Technology Inc(a)	1,228,541
5,082	Biogen Inc(a)	777,139
26,622	BioMarin Pharmaceutical Inc(a)	1,749,864
4,063	Boston Beer Co Inc Class A(a)	1,218,819
36,900	Bright Horizons Family Solutions Inc(a)	4,090,365
20,432	Centene Corp(a)	1,237,771
4,124	Coca-Cola Consolidated Inc	5,196,199
29,314	Darling Ingredients Inc(a)	987,589
46,626	Dun & Bradstreet Holdings Inc	580,960
147,564	Elanco Animal Health Inc(a)	1,787,000
67,106	Encompass Health Corp	6,197,239
32,637	Equifax Inc	8,317,539
61,819	Euronet Worldwide Inc(a)	6,357,466
13,079	Exact Sciences Corp(a)	734,909
31,161	Flowers Foods Inc	643,786
33,256	FTI Consulting Inc(a)	6,356,219
37,947	GE HealthCare Technologies Inc	2,966,697
53,501	General Mills Inc	3,411,759
44,752	IQVIA Holdings Inc(a)	8,794,215
37,961	Johnson & Johnson	5,489,920
1,361	MarketAxess Holdings Inc	307,640
12,944	Medpace Holdings Inc(a)	4,300,385
31,324	Monster Beverage Corp(a)	1,646,390
23,072	Natera Inc(a)	3,652,298
40,423	Organon & Co	603,111
3,068	Penumbra Inc(a)	728,589
34,177	Procter & Gamble Co	5,729,774
18,271	Quest Diagnostics Inc	2,756,363
4,642	Regeneron Pharmaceuticals Inc(a)	3,306,636
57,437	Reynolds Consumer Products Inc	1,550,225
17,947	Sotera Health Co(a)	245,515
31,406	Spectrum Brands Holdings Inc	2,653,493
31,690	Teleflex Inc	5,640,186
50,452	Tenet Healthcare Corp(a)	6,368,556

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER MID CAP VALUE FUND
Schedule of Investments
As of December 31, 2024
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
92,282	Toast Inc Class A(a)	$ 3,363,679
124,963	Tyson Foods Inc Class A	7,177,874
33,146	Universal Health Services Inc Class B	5,947,055
75,466	US Foods Holding Corp(a)	5,090,936
413,096	Viatris Inc	5,143,045
9,290	WEX Inc(a)	1,628,723
		137,805,043
Energy — 6.46%
216,541	Antero Midstream Corp	3,267,604
34,729	Antero Resources Corp(a)	1,217,252
4,564	Cheniere Energy Inc	980,667
36,100	Chord Energy Corp	4,220,812
2,130	ConocoPhillips	211,232
106,792	Devon Energy Corp	3,495,302
69,602	DT Midstream Inc	6,920,527
220,432	Halliburton Co	5,993,546
313,711	Kinder Morgan Inc	8,595,681
6,420	Marathon Petroleum Corp	895,590
27,795	Matador Resources Co	1,563,747
298,231	NOV Inc	4,354,172
54,857	Ovintiv Inc	2,221,708
5,698	Permian Resources Corp	81,937
29,058	Range Resources Corp	1,045,507
19,587	Schlumberger NV	750,966
134,796	TechnipFMC PLC	3,900,996
		49,717,246
Financial — 23.31%
460,109	AGNC Investment Corp REIT(b)	4,237,604
27,496	Allstate Corp	5,300,954
9,242	Ally Financial Inc	332,804
182,578	American Homes 4 Rent Class A REIT	6,832,069
27,044	Arthur J Gallagher & Co	7,676,439
25,267	Axis Capital Holdings Ltd	2,239,162
15,529	Bank of New York Mellon Corp	1,193,093
58,088	Bank OZK	2,586,659
1,025	Berkshire Hathaway Inc Class B(a)	464,612
68,178	Brighthouse Financial Inc(a)	3,275,271
12,649	Brixmor Property Group Inc REIT	352,148
48,479	Camden Property Trust REIT	5,625,503
24,147	CBRE Group Inc Class A(a)	3,170,260
14,204	Citizens Financial Group Inc	621,567
26,119	CME Group Inc	6,065,615
56,025	CNA Financial Corp	2,709,928
1,531	Coinbase Global Inc Class A(a)	380,147
45,682	Commerce Bancshares Inc	2,846,445
113,972	CoStar Group Inc(a)	8,159,255
28,271	Crown Castle Inc REIT	2,565,876
53,175	CubeSmart REIT	2,278,549
22,109	Cullen/Frost Bankers Inc	2,968,133
6,627	Equinix Inc REIT	6,248,532
5,529	Essex Property Trust Inc REIT	1,578,198
Shares		Fair Value
Financial — (continued)
21,145	Evercore Inc Class A	$ 5,861,183
1,296	Everest Group Ltd	469,748
16,516	Extra Space Storage Inc REIT	2,470,794
35,778	First American Financial Corp	2,233,978
66,494	First Hawaiian Inc	1,725,519
93,053	First Industrial Realty Trust Inc REIT	4,664,747
174,266	FNB Corp	2,575,652
235,574	Franklin Resources Inc	4,779,797
2,478	Globe Life Inc	276,347
86,088	Loews Corp	7,290,793
3,282	M&T Bank Corp	617,049
114,846	NNN Inc REIT	4,691,459
57,495	Northern Trust Corp	5,893,238
436,276	Park Hotels & Resorts Inc REIT	6,138,403
6,033	Pinnacle Financial Partners Inc	690,115
14,808	Popular Inc	1,392,841
22,864	Principal Financial Group Inc	1,769,902
36,566	Prosperity Bancshares Inc	2,755,248
4,410	Realty Income Corp REIT	235,538
1,697	Regency Centers Corp REIT	125,459
112,186	Rexford Industrial Realty Inc REIT	4,337,111
2,041	RLI Corp	336,418
18,158	SEI Investments Co	1,497,672
56,307	STAG Industrial Inc REIT	1,904,303
63,356	Stifel Financial Corp	6,720,804
14,796	Synchrony Financial	961,740
24,304	Travelers Cos Inc	5,854,591
151,059	UDR Inc REIT	6,557,471
39,949	VICI Properties Inc REIT	1,166,910
171,854	Virtu Financial Inc Class A	6,131,751
38,717	Voya Financial Inc	2,664,891
62,081	W R Berkley Corp	3,632,980
61,494	Western Union Co	651,836
15,243	Weyerhaeuser Co REIT	429,090
		179,214,201
Industrial — 14.06%
34,431	A O Smith Corp	2,348,539
42,904	AECOM	4,583,005
40,058	AMETEK Inc	7,220,855
55,052	Berry Global Group Inc	3,560,213
5,942	Builders FirstSource Inc(a)	849,290
21,771	Cognex Corp	780,708
3,754	Comfort Systems USA Inc	1,591,921
48,300	CRH PLC	4,468,716
25,671	Crown Holdings Inc	2,122,735
4,390	EMCOR Group Inc	1,992,621
5,241	General Dynamics Corp	1,380,951
15,984	Hayward Holdings Inc(a)	244,395
17,587	Huntington Ingalls Industries Inc	3,323,416
25,136	Jabil Inc	3,617,070
5,282	Landstar System Inc	907,765
51,423	MasTec Inc(a)	7,000,727
565	Mettler-Toledo International Inc(a)	691,379

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER MID CAP VALUE FUND
Schedule of Investments
As of December 31, 2024
Shares		Fair Value
Industrial — (continued)
47,868	Middleby Corp(a)	$ 6,483,721
11,029	Northrop Grumman Corp	5,175,799
45,029	nVent Electric PLC	3,069,177
12,524	Otis Worldwide Corp	1,159,848
31,219	Packaging Corp of America	7,028,333
8,629	Parker-Hannifin Corp	5,488,303
26,247	Pentair PLC	2,641,498
1,590	RBC Bearings Inc(a)	475,633
21,498	Snap-on Inc	7,298,141
86,885	Textron Inc	6,645,834
5,253	TopBuild Corp(a)	1,635,469
3,940	Toro Co	315,594
30,806	Vulcan Materials Co	7,924,227
18,049	Westinghouse Air Brake Technologies Corp	3,421,910
15,886	Woodward Inc	2,643,748
		108,091,541
Technology — 7.31%
2,987	Adobe Inc(a)	1,328,259
957	Apple Inc	239,652
33,337	Concentrix Corp	1,442,492
28,077	Doximity Inc Class A(a)	1,499,031
212,413	Dropbox Inc Class A(a)	6,380,886
9,261	Electronic Arts Inc	1,354,884
965	Fair Isaac Corp(a)	1,921,248
28,351	Fiserv Inc(a)	5,823,862
77,079	Informatica Inc Class A(a)	1,998,659
152,732	Kyndryl Holdings Inc(a)	5,284,527
10,723	MACOM Technology Solutions Holdings Inc(a)	1,393,025
24,914	Marvell Technology Inc	2,751,751
4,112	Micron Technology Inc	346,066
11,499	MicroStrategy Inc Class A(a)	3,330,340
81,240	Nutanix Inc Class A(a)	4,970,263
40,738	ON Semiconductor Corp(a)	2,568,531
13,979	Oracle Corp	2,329,461
38,061	Parsons Corp(a)	3,511,127
8,795	ROBLOX Corp Class A(a)	508,879
7,329	Science Applications International Corp	819,236
Shares		Fair Value
Technology — (continued)
82,627	Unity Software Inc(a)	$ 1,856,629
11,755	Zebra Technologies Corp Class A(a)	4,540,016
		56,198,824
Utilities — 5.97%
51,945	AES Corp	668,532
6,076	Ameren Corp	541,615
27,483	Atmos Energy Corp	3,827,557
4,672	CMS Energy Corp	311,389
39,244	Consolidated Edison Inc	3,501,742
50,673	DTE Energy Co	6,118,765
86,596	Edison International	6,913,825
54,048	Exelon Corp	2,034,367
11,372	IDACORP Inc	1,242,732
468,228	PG&E Corp	9,448,841
22,327	Pinnacle West Capital Corp	1,892,660
139,172	Xcel Energy Inc	9,396,894
		45,898,919
TOTAL COMMON STOCK — 98.96% (Cost $736,747,104)		$760,951,707
GOVERNMENT MONEY MARKET MUTUAL FUNDS
2,508,962	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(c), 4.43%(d)	2,508,962
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.33% (Cost $2,508,962)		$2,508,962
TOTAL INVESTMENTS — 99.29% (Cost $739,256,066)		$763,460,669
OTHER ASSETS & LIABILITIES, NET — 0.71%		$5,492,421
TOTAL NET ASSETS — 100.00%		$768,953,090

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan as of December 31, 2024.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of December 31, 2024.
REIT	Real Estate Investment Trust
As of December 31, 2024 the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized (Depreciation)
Long
S&P Mid 400® Emini Futures	16	USD	5,035	Mar 2025	$(62,650)
				Net Depreciation	$(62,650)
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of December 31, 2024
Shares		Fair Value
COMMON STOCK
Basic Materials — 3.87%
142,723	Alcoa Corp	$ 5,392,075
578,833	Arcadium Lithium PLC(a)	2,969,413
27,089	Ashland Inc	1,935,780
53,132	Avient Corp	2,170,974
125,125	Axalta Coating Systems Ltd(a)	4,281,777
31,423	Cabot Corp	2,869,234
28,420	Carpenter Technology Corp	4,823,158
84,169	Chemours Co(b)	1,422,456
272,207	Cleveland-Cliffs Inc(a)	2,558,746
65,437	Commercial Metals Co	3,245,675
4,371	NewMarket Corp	2,309,418
65,295	Olin Corp	2,206,971
30,488	Reliance Inc	8,209,199
36,733	Royal Gold Inc	4,843,246
71,927	RPM International Inc	8,851,337
125,673	United States Steel Corp	4,271,625
18,446	Westlake Corp	2,114,834
		64,475,918
Communications — 1.40%
82,916	Chewy Inc(a)	2,776,857
80,480	Ciena Corp(a)	6,825,509
124,500	Frontier Communications Parent Inc(a)	4,320,150
69,435	Iridium Communications Inc	2,015,004
91,820	New York Times Co Class A	4,779,231
16,349	Nexstar Media Group Inc	2,582,651
		23,299,402
Consumer, Cyclical — 15.46%
28,445	Abercrombie & Fitch Co Class A(a)	4,251,674
374,331	American Airlines Group Inc(a)	6,524,590
147,583	Aramark	5,506,322
40,858	Autoliv Inc	3,832,072
15,099	AutoNation Inc(a)	2,564,414
74,224	BJ's Wholesale Club Holdings Inc(a)	6,631,914
38,206	Boyd Gaming Corp	2,771,463
37,086	Brunswick Corp	2,398,722
35,653	Burlington Stores Inc(a)	10,163,244
65,056	Capri Holdings Ltd(a)	1,370,079
20,682	Casey's General Stores Inc	8,194,829
12,581	Choice Hotels International Inc(b)	1,786,250
41,357	Churchill Downs Inc	5,522,814
17,621	Columbia Sportswear Co(b)	1,478,931
109,275	Core & Main Inc Class A(a)	5,563,190
33,115	Crocs Inc(a)	3,627,086
32,427	Dick's Sporting Goods Inc	7,420,595
34,350	Dolby Laboratories Inc Class A	2,682,735
21,460	FirstCash Holdings Inc	2,223,256
30,350	Five Below Inc(a)	3,185,536
Shares		Fair Value
Consumer, Cyclical — (continued)
59,802	Floor & Decor Holdings Inc Class A(a)	$ 5,962,260
229,268	GameStop Corp Class A(a)	7,185,259
122,819	Gap Inc	2,902,213
128,962	Gentex Corp	3,705,078
160,534	Goodyear Tire & Rubber Co(a)	1,444,806
64,545	Harley-Davidson Inc	1,944,741
36,075	Hilton Grand Vacations Inc(a)	1,405,121
23,948	Hyatt Hotels Corp	3,759,357
39,898	KB Home	2,622,097
30,891	Lear Corp	2,925,378
50,472	Light & Wonder Inc(a)	4,359,771
15,024	Lithia Motors Inc	5,370,028
157,577	Macy's Inc	2,667,779
18,210	Marriott Vacations Worldwide Corp	1,635,258
187,809	Mattel Inc(a)	3,329,854
25,132	MSC Industrial Direct Co Inc Class A	1,877,109
10,544	Murphy USA Inc	5,290,452
56,638	Nordstrom Inc	1,367,808
34,483	Ollie's Bargain Outlet Holdings Inc(a)	3,783,820
10,812	Penske Automotive Group Inc	1,648,181
47,359	Planet Fitness Inc Class A(a)	4,682,384
28,742	Polaris Inc	1,656,114
30,875	PVH Corp	3,265,031
8,456	RH(a)	3,328,197
23,130	Scotts Miracle-Gro Co	1,534,444
73,891	Skechers USA Inc Class A(a)	4,968,431
58,510	Taylor Morrison Home Corp(a)	3,581,397
96,790	Tempur Sealy International Inc	5,487,025
37,267	Texas Roadhouse Inc	6,724,085
30,137	Thor Industries Inc	2,884,412
37,420	TKO Group Holdings Inc(a)	5,317,756
56,972	Toll Brothers Inc	7,175,623
40,162	Travel + Leisure Co	2,026,173
96,759	Under Armour Inc Class A(a)	801,165
79,461	Under Armour Inc Class C(a)	592,779
21,216	Vail Resorts Inc	3,976,939
15,587	Visteon Corp(a)	1,382,879
76,808	Warner Music Group Corp Class A	2,381,048
19,568	Watsco Inc	9,273,080
92,960	Wendy's Co	1,515,248
25,381	WESCO International Inc	4,592,946
31,526	Whirlpool Corp	3,609,096
71,214	Williams-Sonoma Inc	13,187,408
16,383	Wingstop Inc	4,656,049
44,351	Wyndham Hotels & Resorts Inc	4,470,137
47,769	YETI Holdings Inc(a)	1,839,584
		257,795,516

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of December 31, 2024
Shares		Fair Value
Consumer, Non-Cyclical — 16.09%
51,710	Acadia Healthcare Co Inc(a)	$ 2,050,301
17,962	Amedisys Inc(a)	1,630,770
70,486	Arrowhead Pharmaceuticals Inc(a)	1,325,137
379,319	Avantor Inc(a)	7,992,251
9,765	Avis Budget Group Inc(a)(b)	787,157
72,988	BellRing Brands Inc(a)	5,498,916
107,760	BioMarin Pharmaceutical Inc(a)	7,083,065
10,832	Bio-Rad Laboratories Inc Class A(a)	3,558,420
4,879	Boston Beer Co Inc Class A(a)	1,463,602
24,489	Brink's Co	2,271,845
62,563	Bruker Corp	3,667,443
84,930	Celsius Holdings Inc(a)	2,237,056
8,454	Chemed Corp	4,478,929
3,327	Coca-Cola Consolidated Inc	4,191,987
208,006	Coty Inc Class A(a)	1,447,722
64,664	Cytokinetics Inc(a)	3,041,794
89,173	Darling Ingredients Inc(a)	3,004,238
114,921	DENTSPLY SIRONA Inc	2,181,201
31,228	elf Beauty Inc(a)	3,920,675
56,225	Encompass Health Corp	5,192,379
32,455	Enovis Corp(a)	1,424,125
31,920	Ensign Group Inc	4,240,891
94,937	Envista Holdings Corp(a)	1,831,335
23,762	Euronet Worldwide Inc(a)	2,443,684
159,310	Exelixis Inc(a)	5,305,023
111,510	Flowers Foods Inc	2,303,797
19,743	FTI Consulting Inc(a)	3,773,480
63,104	Globus Medical Inc Class A(a)	5,219,332
1,835	Graham Holdings Co Class B	1,599,973
16,192	Grand Canyon Education Inc(a)	2,652,250
66,655	GXO Logistics Inc(a)	2,899,493
78,399	H&R Block Inc	4,142,603
29,657	Haemonetics Corp(a)	2,315,619
72,417	Halozyme Therapeutics Inc(a)	3,462,257
48,551	HealthEquity Inc(a)	4,658,468
89,449	Illumina Inc(a)	11,953,070
36,764	Ingredion Inc	5,057,256
19,482	Insperity Inc	1,510,050
34,372	Jazz Pharmaceuticals PLC(a)	4,232,912
11,207	Lancaster Colony Corp	1,940,380
39,599	Lantheus Holdings Inc(a)	3,542,526
30,414	LivaNova PLC(a)	1,408,472
27,395	ManpowerGroup Inc	1,581,239
25,224	Masimo Corp(a)	4,169,527
14,286	Medpace Holdings Inc(a)	4,746,238
15,227	Morningstar Inc	5,127,844
111,277	Neogen Corp(a)(b)	1,350,903
56,146	Neurocrine Biosciences Inc(a)	7,663,929
95,520	Option Care Health Inc(a)	2,216,064
23,939	Paylocity Holding Corp(a)	4,775,112
22,000	Penumbra Inc(a)	5,224,560
86,832	Performance Food Group Co(a)	7,341,646
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
73,787	Perrigo Co PLC	$ 1,897,064
24,032	Pilgrim's Pride Corp(a)	1,090,812
26,928	Post Holdings Inc(a)	3,082,179
104,425	RB Global Inc	9,420,179
29,226	Repligen Corp(a)	4,206,790
242,371	Roivant Sciences Ltd(a)(b)	2,867,249
53,954	Sarepta Therapeutics Inc(a)	6,560,267
81,454	Service Corp International	6,501,658
38,625	Shift4 Payments Inc Class A(a)(b)	4,008,503
83,109	Sotera Health Co(a)	1,136,931
56,476	Sprouts Farmers Market Inc(a)	7,176,405
53,958	Tenet Healthcare Corp(a)	6,811,118
25,203	United Therapeutics Corp(a)	8,892,626
131,669	US Foods Holding Corp(a)	8,882,391
73,670	Valvoline Inc(a)	2,665,381
23,012	WEX Inc(a)	4,034,464
		268,372,963
Energy — 4.54%
194,652	Antero Midstream Corp	2,937,299
165,025	Antero Resources Corp(a)	5,784,126
106,904	ChampionX Corp	2,906,720
34,623	Chord Energy Corp	4,048,121
50,309	Civitas Resources Inc	2,307,674
83,650	CNX Resources Corp(a)	3,067,445
55,488	DT Midstream Inc	5,517,172
118,230	Expand Energy Corp	11,769,797
91,024	HF Sinclair Corp	3,190,391
64,489	Matador Resources Co	3,628,151
77,356	Murphy Oil Corp	2,340,792
225,660	NOV Inc	3,294,636
148,834	Ovintiv Inc	6,027,777
55,083	PBF Energy Inc Class A	1,462,454
360,388	Permian Resources Corp	5,182,379
136,782	Range Resources Corp	4,921,416
37,045	Valaris Ltd(a)	1,638,871
57,096	Viper Energy Inc	2,801,701
40,811	Weatherford International PLC	2,923,292
		75,750,214
Financial — 23.44%
16,685	Affiliated Managers Group Inc	3,085,390
57,267	Agree Realty Corp REIT	4,034,460
152,554	Ally Financial Inc	5,493,469
40,829	American Financial Group Inc	5,590,715
177,675	American Homes 4 Rent Class A REIT	6,648,599
314,930	Annaly Capital Management Inc REIT	5,763,219
90,179	Associated Banc-Corp	2,155,278
60,782	Bank OZK	2,706,623
32,914	Brighthouse Financial Inc(a)	1,581,189

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of December 31, 2024
Shares		Fair Value
Financial — (continued)
168,373	Brixmor Property Group Inc REIT	$ 4,687,504
103,064	Cadence Bank	3,550,555
117,378	Carlyle Group Inc	5,926,415
58,686	CNO Financial Group Inc	2,183,706
118,936	Columbia Banking System Inc	3,212,461
73,508	Comerica Inc	4,546,470
69,442	Commerce Bancshares Inc	4,326,931
62,687	COPT Defense Properties REIT	1,940,163
88,783	Cousins Properties Inc REIT	2,720,311
127,364	CubeSmart REIT	5,457,547
35,341	Cullen/Frost Bankers Inc	4,744,529
77,635	East West Bancorp Inc	7,434,328
27,700	EastGroup Properties Inc REIT	4,445,573
41,274	EPR Properties REIT	1,827,613
176,480	Equitable Holdings Inc	8,324,561
107,652	Equity LifeStyle Properties Inc REIT	7,169,623
59,561	Essent Group Ltd	3,242,501
19,785	Evercore Inc Class A	5,484,204
46,449	Federated Hermes Inc	1,909,518
144,968	Fidelity National Financial Inc	8,138,503
57,888	First American Financial Corp	3,614,527
70,145	First Financial Bankshares Inc	2,528,727
305,037	First Horizon Corp	6,143,445
73,952	First Industrial Realty Trust Inc REIT	3,707,214
165,191	Flagstar Financial Inc(b)	1,541,232
204,100	FNB Corp	3,016,598
154,658	Gaming & Leisure Properties Inc REIT	7,448,329
63,739	Glacier Bancorp Inc	3,200,973
23,042	Hamilton Lane Inc Class A	3,411,368
49,941	Hancock Whitney Corp	2,732,772
20,447	Hanover Insurance Group Inc	3,162,333
202,929	Healthcare Realty Trust Inc REIT	3,439,647
107,085	Home BancShares Inc	3,030,506
29,661	Houlihan Lokey Inc	5,150,929
127,062	Independence Realty Trust Inc REIT	2,520,910
61,043	Interactive Brokers Group Inc Class A	10,784,467
32,123	International Bancshares Corp	2,028,889
71,810	Janus Henderson Group PLC	3,054,079
92,036	Jefferies Financial Group Inc	7,215,623
26,558	Jones Lang LaSalle Inc(a)	6,722,892
33,555	Kemper Corp	2,229,394
59,223	Kilroy Realty Corp REIT	2,395,570
12,335	Kinsale Capital Group Inc	5,737,379
123,850	Kite Realty Group Trust REIT	3,125,974
49,028	Lamar Advertising Co Class A REIT	5,968,669
144,396	MGIC Investment Corp	3,423,629
Shares		Fair Value
Financial — (continued)
39,540	National Storage Affiliates Trust REIT	$ 1,498,961
105,521	NNN Inc REIT	4,310,533
176,236	Old National Bancorp	3,825,203
134,758	Old Republic International Corp	4,876,892
152,327	Omega Healthcare Investors Inc REIT	5,765,577
117,612	Park Hotels & Resorts Inc REIT	1,654,801
42,647	Pinnacle Financial Partners Inc	4,878,390
39,386	PotlatchDeltic Corp REIT	1,545,901
19,208	Primerica Inc	5,213,435
54,441	Prosperity Bancshares Inc	4,102,129
74,466	Rayonier Inc REIT	1,943,563
36,719	Reinsurance Group of America Inc	7,844,280
29,544	RenaissanceRe Holdings Ltd	7,350,843
124,522	Rexford Industrial Realty Inc REIT	4,814,020
23,488	RLI Corp	3,871,527
59,623	Ryan Specialty Holdings Inc	3,825,412
134,650	Sabra Health Care Inc REIT	2,332,138
55,728	SEI Investments Co	4,596,445
34,295	Selective Insurance Group Inc	3,207,268
119,092	SLM Corp	3,284,557
42,518	SouthState Corp	4,229,691
104,104	STAG Industrial Inc REIT	3,520,797
179,356	Starwood Property Trust Inc REIT	3,398,796
57,297	Stifel Financial Corp	6,078,066
81,688	Synovus Financial Corp	4,184,876
26,598	Texas Capital Bancshares Inc(a)	2,079,964
24,171	UMB Financial Corp	2,727,939
76,397	United Bankshares Inc	2,868,707
96,532	Unum Group	7,049,732
263,628	Valley National Bancorp	2,388,470
93,587	Vornado Realty Trust REIT	3,934,397
54,697	Voya Financial Inc	3,764,795
97,688	Webster Financial Corp	5,394,331
61,319	Western Alliance Bancorp	5,122,590
191,984	Western Union Co	2,035,030
37,229	Wintrust Financial Corp	4,642,829
122,293	WP Carey Inc REIT	6,662,522
82,246	Zions Bancorp NA	4,461,846
		390,955,286
Industrial — 21.78%
38,015	AAON Inc	4,473,605
17,029	Acuity Brands Inc	4,974,682
39,066	Advanced Drainage Systems Inc	4,516,030
75,937	AECOM	8,111,590
34,853	AGCO Corp	3,258,058
21,189	Applied Industrial Technologies Inc	5,074,130

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of December 31, 2024
Shares		Fair Value
Industrial — (continued)
37,013	AptarGroup Inc	$ 5,814,742
29,928	Arrow Electronics Inc(a)	3,385,455
48,669	Avnet Inc	2,546,362
22,535	Belden Inc	2,537,666
64,145	Berry Global Group Inc	4,148,257
51,154	BWX Technologies Inc	5,698,044
25,501	Carlisle Cos Inc	9,405,789
23,932	Chart Industries Inc(a)	4,567,183
28,657	Clean Harbors Inc(a)	6,595,122
494,296	CNH Industrial NV	5,600,374
95,736	Cognex Corp	3,433,093
86,931	Coherent Corp(a)	8,234,973
19,828	Comfort Systems USA Inc	8,408,262
26,950	Crane Co	4,089,663
66,663	Crown Holdings Inc	5,512,363
21,365	Curtiss-Wright Corp	7,581,798
67,400	Donaldson Co Inc	4,539,390
18,744	Eagle Materials Inc	4,625,269
26,212	EMCOR Group Inc	11,897,627
22,379	EnerSys	2,068,491
31,948	Esab Corp	3,831,843
28,665	Exponent Inc	2,554,051
20,483	Fabrinet(a)	4,503,802
218,510	Flex Ltd(a)	8,388,599
72,286	Flowserve Corp	4,157,891
96,345	Fluor Corp(a)	4,751,735
69,991	Fortune Brands Innovations Inc	4,782,485
20,264	GATX Corp	3,140,110
94,421	Graco Inc	7,958,746
169,105	Graphic Packaging Holding Co	4,592,892
15,513	Greif Inc Class A	948,155
45,389	Hexcel Corp	2,845,890
45,904	ITT Inc	6,558,764
32,798	Kirby Corp(a)	3,470,028
32,873	Knife River Corp(a)	3,341,212
90,861	Knight-Swift Transportation Holdings Inc	4,819,267
19,986	Landstar System Inc	3,434,794
31,702	Lincoln Electric Holdings Inc	5,943,174
13,830	Littelfuse Inc	3,259,040
35,909	Louisiana-Pacific Corp	3,718,377
35,351	MasTec Inc(a)	4,812,685
30,534	Middleby Corp(a)	4,135,830
21,553	MSA Safety Inc	3,572,841
63,708	Mueller Industries Inc	5,055,867
80,718	NEXTracker Inc Class A(a)	2,948,628
19,987	Novanta Inc(a)	3,053,414
92,521	nVent Electric PLC	6,306,231
36,400	Oshkosh Corp	3,460,548
48,338	Owens Corning	8,232,928
17,700	RBC Bearings Inc(a)	5,294,778
37,033	Regal Rexnord Corp	5,744,929
23,736	Ryder System Inc	3,723,229
14,889	Saia Inc(a)	6,785,364
85,279	Sensata Technologies Holding PLC	2,336,645
44,269	Silgan Holdings Inc	2,304,202
Shares		Fair Value
Industrial — (continued)
23,500	Simpson Manufacturing Co Inc	$ 3,897,005
55,800	Sonoco Products Co	2,725,830
42,787	TD SYNNEX Corp	5,018,059
37,223	Terex Corp	1,720,447
149,266	Tetra Tech Inc	5,946,758
36,695	Timken Co	2,618,922
16,500	TopBuild Corp(a)	5,137,110
58,209	Toro Co	4,662,541
61,983	Trex Co Inc(a)	4,278,687
34,412	UFP Industries Inc	3,876,512
24,835	Universal Display Corp	3,630,877
11,269	Valmont Industries Inc	3,455,864
87,470	Vontier Corp	3,190,031
15,502	Watts Water Technologies Inc Class A	3,151,557
33,542	Woodward Inc	5,582,060
64,805	XPO Inc(a)	8,499,176
		363,258,428
Technology — 9.13%
73,135	Allegro MicroSystems Inc(a)	1,598,731
32,546	Altair Engineering Inc Class A(a)	3,551,094
62,546	Amkor Technology Inc	1,606,807
12,406	Appfolio Inc Class A(a)	3,060,808
25,772	ASGN Inc(a)	2,147,838
15,061	Aspen Technology Inc(a)	3,759,677
52,574	BILL Holdings Inc(a)	4,453,543
23,441	Blackbaud Inc(a)	1,732,759
12,444	CACI International Inc Class A(a)	5,028,123
30,053	Cirrus Logic Inc(a)	2,992,678
24,454	Commvault Systems Inc(a)	3,690,353
25,762	Concentrix Corp	1,114,722
27,205	Crane NXT Co	1,583,875
115,004	DocuSign Inc(a)	10,343,460
71,142	Doximity Inc Class A(a)	3,798,271
125,025	Dropbox Inc Class A(a)	3,755,751
21,411	Duolingo Inc(a)	6,942,089
167,328	Dynatrace Inc(a)	9,094,277
92,816	ExlService Holdings Inc(a)	4,119,174
92,564	Genpact Ltd	3,975,624
14,951	IPG Photonics Corp(a)	1,087,237
75,333	KBR Inc	4,364,041
130,035	Kyndryl Holdings Inc(a)	4,499,211
76,510	Lattice Semiconductor Corp(a)	4,334,292
37,755	Lumentum Holdings Inc(a)	3,169,532
32,450	MACOM Technology Solutions Holdings Inc(a)	4,215,579
34,362	Manhattan Associates Inc(a)	9,285,987
34,535	Maximus Inc	2,578,038
37,254	MKS Instruments Inc	3,888,945
27,395	Onto Innovation Inc(a)	4,565,925
26,556	Parsons Corp(a)	2,449,791
31,679	Power Integrations Inc	1,954,594
173,727	Pure Storage Inc Class A(a)	10,672,050

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of December 31, 2024
Shares		Fair Value
Technology — (continued)
21,059	Qualys Inc(a)	$ 2,952,893
61,825	Rambus Inc(a)	3,268,069
28,970	Science Applications International Corp	3,238,267
17,875	Silicon Laboratories Inc(a)	2,220,433
21,743	Synaptics Inc(a)	1,659,426
55,610	Teradata Corp(a)	1,732,251
167,579	ZoomInfo Technologies Inc(a)	1,761,255
		152,247,470
Utilities — 2.54%
31,986	ALLETE Inc	2,072,693
39,809	Black Hills Corp	2,329,623
140,592	Essential Utilities Inc	5,106,301
30,135	IDACORP Inc	3,293,153
51,993	National Fuel Gas Co	3,154,935
56,731	New Jersey Resources Corp	2,646,501
34,258	Northwestern Energy Group Inc	1,831,433
113,306	OGE Energy Corp	4,673,872
30,737	ONE Gas Inc	2,128,537
29,769	Ormat Technologies Inc	2,015,957
58,073	Portland General Electric Co	2,533,144
34,819	Southwest Gas Holdings Inc	2,462,051
32,760	Spire Inc	2,222,111
50,729	TXNM Energy Inc	2,494,345
118,911	UGI Corp	3,356,858
		42,321,514
TOTAL COMMON STOCK — 98.25% (Cost $1,408,154,701)		$1,638,476,711
Shares		Fair Value
GOVERNMENT MONEY MARKET MUTUAL FUNDS
9,993,015	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(c), 4.43%(d)	$ 9,993,015
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.60% (Cost $9,993,015)		$9,993,015
Principal Amount
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 1.22%
$20,466,800	U.S. Treasury Bills(e) 4.35%, 02/13/2025	20,360,976
TOTAL SHORT TERM INVESTMENTS — 1.22% (Cost $20,360,976)		$20,360,976
TOTAL INVESTMENTS — 100.07% (Cost $1,438,508,692)		$1,668,830,702
OTHER ASSETS & LIABILITIES, NET — (0.07)%		$(1,108,667)
TOTAL NET ASSETS — 100.00%		$1,667,722,035

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan as of December 31, 2024.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of December 31, 2024.
(e)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
REIT	Real Estate Investment Trust
As of December 31, 2024 the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized (Depreciation)
Long
S&P Mid 400® Emini Futures	90	USD	28,320	Mar 2025	$(1,271,332)
				Net Depreciation	$(1,271,332)
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of December 31, 2024
Shares		Fair Value
COMMON STOCK
Basic Materials — 0.40%
58,200	RPM International Inc	$ 7,162,092
Communications — 6.99%
236,250	Liberty Media Corp / Liberty Formula One Class C(a)	21,890,925
133,900	Maplebear Inc(a)	5,546,138
262,998	Match Group Inc	8,602,664
195,100	New York Times Co Class A	10,154,955
81,686	Reddit Inc Class A(a)	13,350,760
58,300	Roku Inc(a)	4,334,022
33,000	Spotify Technology SA(a)	14,763,540
401,700	Trade Desk Inc Class A(a)	47,211,801
		125,854,805
Consumer, Cyclical — 15.38%
256,084	Bath & Body Works Inc	9,928,377
116,276	Birkenstock Holding PLC(a)	6,588,198
67,870	Burlington Stores Inc(a)	19,347,022
46,600	Casey's General Stores Inc	18,464,318
36,681	Dollar General Corp	2,781,154
282,170	Dollar Tree Inc(a)	21,145,820
74,104	Domino's Pizza Inc	31,105,895
535,900	DraftKings Inc(a)	19,935,480
61,600	Ferguson Enterprises Inc	10,691,910
101,805	Five Below Inc(a)	10,685,453
109,500	Hilton Worldwide Holdings Inc	27,064,020
35,700	Liberty Media Corp / Liberty Live Class C(a)	2,429,742
8,700	Lululemon Athletica Inc(a)	3,326,967
96,200	On Holding AG Class A(a)	5,268,874
163,300	Planet Fitness Inc Class A(a)	16,145,471
165,500	Ross Stores Inc	25,035,185
10,400	Texas Roadhouse Inc	1,876,472
80,090	Tractor Supply Co	4,249,575
16,113	Ulta Beauty Inc(a)	7,008,027
238,932	Viking Holdings Ltd(a)	10,527,344
173,970	Yum! Brands Inc	23,339,815
		276,945,119
Consumer, Non-Cyclical — 28.37%
175,500	Acadia Healthcare Co Inc(a)	6,958,575
236,800	Agilent Technologies Inc	31,811,712
183,500	Alcon AG	15,577,315
56,200	Align Technology Inc(a)	11,718,262
98,055	Alnylam Pharmaceuticals Inc(a)	23,073,322
13,128	Argenx SE ADR(a)	8,073,720
59,600	Ascendis Pharma A/S ADR(a)	8,205,132
1,190,900	Avantor Inc(a)	25,092,263
121,800	Avery Dennison Corp	22,792,434
76,500	Biogen Inc(a)	11,698,380
9,859	Boston Beer Co Inc Class A(a)	2,957,503
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
109,000	Bright Horizons Family Solutions Inc(a)	$ 12,082,650
270,274	Bruker Corp	15,843,462
37,800	Constellation Brands Inc Class A	8,353,800
197,600	Cooper Cos Inc(a)	18,165,367
53,200	Corpay Inc(a)	18,003,944
87,338	CRISPR Therapeutics AG(a)(b)	3,437,624
120,300	Cytokinetics Inc(a)	5,658,912
47,500	Encompass Health Corp	4,386,625
175,384	Enovis Corp(a)	7,695,850
74,200	Equifax Inc	18,909,870
96,200	Exact Sciences Corp(a)	5,405,478
507,900	Hologic Inc(a)	36,614,511
16,107	Insmed Inc(a)	1,112,027
308,921	Ionis Pharmaceuticals Inc(a)	10,799,878
62,300	MarketAxess Holdings Inc	14,082,292
90,100	McCormick & Co Inc	6,869,224
32,000	Molina Healthcare Inc(a)	9,313,600
106,606	Paylocity Holding Corp(a)	21,264,699
12,800	Penumbra Inc(a)	3,039,744
23,900	Quanta Services Inc	7,553,595
193,583	QuidelOrtho Corp(a)	8,624,123
225,300	Reynolds Consumer Products Inc	6,080,847
52,668	Sarepta Therapeutics Inc(a)	6,403,902
178,153	Teleflex Inc	31,707,671
379,300	Toast Inc Class A(a)	13,825,485
96,069	TransUnion	8,906,557
113,413	TreeHouse Foods Inc(a)	3,984,199
89,292	UL Solutions Inc Class A(b)	4,453,885
13,400	United Rentals Inc	9,439,496
47,663	Vaxcyte Inc(a)	3,901,693
40,600	Verisk Analytics Inc	11,182,458
17,398	West Pharmaceutical Services Inc	5,698,889
		510,760,975
Energy — 5.26%
138,200	Cheniere Energy Inc	29,695,034
438,100	EQT Corp	20,200,791
98,000	Expand Energy Corp	9,755,900
209,400	Range Resources Corp	7,534,212
748,563	TechnipFMC PLC	21,663,413
81,600	Weatherford International PLC	5,845,008
		94,694,358
Financial — 6.55%
117,600	Assurant Inc	25,074,672
88,200	Axis Capital Holdings Ltd	7,816,284
80,100	Cboe Global Markets Inc	15,651,540
184,158	CoStar Group Inc(a)	13,183,872
106,600	Intercontinental Exchange Inc	15,884,466
11,600	KKR & Co Inc	1,715,756
4,500	Markel Group Inc(a)	7,768,035

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of December 31, 2024
Shares		Fair Value
Financial — (continued)
117,750	Raymond James Financial Inc	$ 18,290,107
44,400	TPG Inc	2,790,096
74,500	Tradeweb Markets Inc Class A	9,753,540
		117,928,368
Industrial — 15.37%
160,900	Amphenol Corp Class A	11,174,505
430,707	Ball Corp	23,744,877
102,200	BWX Technologies Inc	11,384,058
130,800	Cognex Corp	4,690,488
175,355	Esab Corp	21,032,079
297,016	Fortive Corp	22,276,200
35,400	Howmet Aerospace Inc	3,871,698
47,600	IDEX Corp	9,962,204
273,500	Ingersoll Rand Inc	24,740,810
26,800	ITT Inc	3,829,184
101,009	JB Hunt Transport Services Inc	17,238,196
93,600	Keysight Technologies Inc(a)	15,034,968
12,700	Littelfuse Inc	2,992,755
33,768	Martin Marietta Materials Inc	17,441,172
10,500	Mettler-Toledo International Inc(a)	12,848,640
41,700	Old Dominion Freight Line Inc	7,355,880
291,500	Sealed Air Corp	9,861,445
178,671	Standardaero Inc(a)(b)	4,423,894
327,046	Textron Inc	25,015,749
14,600	TopBuild Corp(a)	4,545,564
93,600	Veralto Corp	9,533,160
41,500	Waste Connections Inc	7,120,570
49,400	XPO Inc(a)	6,478,810
		276,596,906
Technology — 18.97%
52,900	Atlassian Corp Class A(a)	12,874,802
71,500	Broadridge Financial Solutions Inc	16,165,435
1,498,683	CCC Intelligent Solutions Holdings Inc(a)	17,579,552
11,500	Duolingo Inc(a)	3,728,645
9,100	Fair Isaac Corp(a)(b)	18,117,463
199,300	Fortinet Inc(a)	18,829,864
3,900	Gartner Inc(a)	1,889,433
469,100	Lattice Semiconductor Corp(a)	26,574,515
518,013	Marvell Technology Inc	57,214,536
468,900	Microchip Technology Inc	26,891,415
13,400	Monday.com Ltd(a)	3,154,896
Shares		Fair Value
Technology — (continued)
14,700	MongoDB Inc(a)	$ 3,422,307
5,300	Monolithic Power Systems Inc	3,136,010
39,100	NXP Semiconductors NV	8,126,935
75,268	Onestream Inc(a)	2,146,643
174,564	PTC Inc(a)	32,097,083
189,600	Pure Storage Inc Class A(a)	11,647,128
10,200	Roper Technologies Inc	5,302,470
8,622	ServiceTitan Inc(a)	886,945
43,700	Tyler Technologies Inc(a)	25,199,169
148,856	Veeva Systems Inc Class A(a)	31,296,974
186,700	Zoom Communications Inc(a)	15,236,587
		341,518,807
TOTAL COMMON STOCK — 97.29% (Cost $1,468,612,075)		$1,751,461,430
CONVERTIBLE PREFERRED STOCK
Consumer, Cyclical — 0.05%
47,688	Sila Nanotechnologies Inc Series F 0.00%(c)(d)	932,482
Technology — 0.03%
5,763	Databricks Inc Series G 0.00%(c)(d)	533,077
TOTAL CONVERTIBLE PREFERRED STOCK — 0.08% (Cost $2,308,941)		$1,465,559
GOVERNMENT MONEY MARKET MUTUAL FUNDS
9,542,012	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(e), 4.43%(f)	9,542,012
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.53% (Cost $9,542,012)		$9,542,012
TOTAL INVESTMENTS — 97.90% (Cost $1,480,463,028)		$1,762,469,001
OTHER ASSETS & LIABILITIES, NET — 2.10%		$37,804,268
TOTAL NET ASSETS — 100.00%		$1,800,273,269

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of December 31, 2024
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan as of December 31, 2024.
(c)	Security is fair valued using significant unobservable inputs.
(d)	Restricted security; further details of these securities are included in a subsequent table.
(e)	Collateral received for securities on loan.
(f)	Rate shown is the 7-day yield as of December 31, 2024.
ADR	American Depositary Receipt
As of December 31, 2024, the Fund held the following restricted securities:
Security	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
Convertible Preferred Stock
Databricks Inc Series G 0.00%(c)	02/01/2021	$340,724	$533,077	0.03%
Sila Nanotechnologies Inc Series F 0.00%(c)	01/07/2021	1,968,217	932,482	0.05
		$2,308,941	$1,465,559	0.08%
(c)	Security is fair valued using significant unobservable inputs.
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2024
	Empower Mid Cap Value Fund	Empower S&P Mid Cap 400® Index Fund	Empower T. Rowe Price Mid Cap Growth Fund
ASSETS:
Investments in securities, fair value(a)(b)	$763,460,669	$1,668,830,702	$1,762,469,001
Cash	7,566,645	4,398,832	49,446,261
Cash pledged on futures contracts	302,562	3,485,652	-
Dividends receivable	1,229,785	1,621,048	353,697
Subscriptions receivable	449,956	1,153,173	1,434,368
Variation margin on futures contracts	10,880	61,200	-
Total Assets	773,020,497	1,679,550,607	1,813,703,327
LIABILITIES:
Payable for director fees	8,708	8,708	8,708
Payable for distribution fees	-	9,676	-
Payable for other accrued fees	79,237	143,243	150,902
Payable for shareholder services fees	35,128	356,468	298,165
Payable to investment adviser	478,962	245,680	1,057,193
Payable upon return of securities loaned	2,508,962	9,993,015	9,542,012
Redemptions payable	956,410	1,071,782	2,373,078
Total Liabilities	4,067,407	11,828,572	13,430,058
NET ASSETS	$768,953,090	$1,667,722,035	$1,800,273,269
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$8,688,334	$12,231,349	$18,683,832
Paid-in capital in excess of par	708,552,674	1,415,727,142	1,474,187,487
Undistributed/accumulated earnings	51,712,082	239,763,544	307,401,950
NET ASSETS	$768,953,090	$1,667,722,035	$1,800,273,269
NET ASSETS BY CLASS
Investor Class	$110,338,847	$1,081,189,335	$942,296,277
Class L	N/A	$45,389,914	N/A
Institutional Class	$658,614,243	$541,142,786	$857,976,992
CAPITAL STOCK:
Authorized
Investor Class	520,000,000	250,000,000	125,000,000
Class L	N/A	60,000,000	N/A
Institutional Class	380,000,000	300,000,000	690,000,000
Issued and Outstanding
Investor Class	8,008,660	51,484,951	25,030,430
Class L	N/A	4,995,115	N/A
Institutional Class	78,874,680	65,833,425	161,807,892
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$13.78	$21.00	$37.65
Class L	N/A	$9.09	N/A
Institutional Class	$8.35	$8.22	$5.30
(a) Cost of investments	$739,256,066	$1,438,508,692	$1,480,463,028
(b) Including fair value of securities on loan	$2,414,773	$9,804,292	$9,299,101
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2024
	Empower Mid Cap Value Fund	Empower S&P Mid Cap 400® Index Fund	Empower T. Rowe Price Mid Cap Growth Fund
INVESTMENT INCOME:
Income from securities lending (net of fees)	$13,322	$68,021	$115,549
Dividends	13,080,221	23,230,620	11,780,385
Foreign withholding tax	-	-	(49,970)
Total Income	13,093,543	23,298,641	11,845,964
EXPENSES:
Management fees	4,990,270	2,368,815	11,992,431
Shareholder services fees – Investor Class	181,835	3,045,972	3,353,547
Shareholder services fees – Class L	-	165,514	-
Audit and tax fees	41,034	34,305	34,950
Custodian fees	36,564	25,730	55,641
Directors fees	30,163	37,872	37,872
Distribution fees – Class L	-	117,928	-
Legal fees	8,508	10,682	10,682
Pricing fees	572	1,655	203
Registration fees	48,433	86,378	83,306
Shareholder report fees	7,678	91,436	97,836
Transfer agent fees	12,676	19,279	18,252
Other fees	23,147	35,704	36,628
Total Expenses	5,380,880	6,041,270	15,721,348
Less amount waived by investment adviser	64,550	11,169	49,385
Net Expenses	5,316,330	6,030,101	15,671,963
NET INVESTMENT INCOME (LOSS)	7,777,213	17,268,540	(3,825,999)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	118,130,078	58,519,969	232,531,398
Net realized gain (loss) on futures contracts	(791,934)	2,698,170	-
Net Realized Gain	117,338,144	61,218,139	232,531,398
Net change in unrealized appreciation (depreciation) on investments	(29,257,009)	98,622,362	(67,383,533)
Net change in unrealized appreciation (depreciation) on futures contracts	46,622	(1,292,294)	-
Net Change in Unrealized Appreciation (Depreciation)	(29,210,387)	97,330,068	(67,383,533)
Net Realized and Unrealized Gain	88,127,757	158,548,207	165,147,865
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$95,904,970	$175,816,747	$161,321,866
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2024 and December 31, 2023
Empower Mid Cap Value Fund	2024	2023
OPERATIONS:
Net investment income	$7,777,213	$7,875,695
Net realized gain	117,338,144	13,136,731
Net change in unrealized appreciation (depreciation)	(29,210,387)	67,343,624
Net Increase in Net Assets Resulting from Operations	95,904,970	88,356,050
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(9,147,794)	(189,786)
Institutional Class	(85,501,127)	(14,422,383)
From Net Investment Income and Net Realized Gains	(94,648,921)	(14,612,169)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	13,567,634	16,088,034
Institutional Class	125,836,264	133,701,665
Shares issued in reinvestment of distributions
Investor Class	9,147,794	189,786
Institutional Class	85,501,127	14,422,383
Shares issued in connection with fund reorganization
Investor Class	72,964,681	N/A
Institutional Class	40,791,549	N/A
Shares redeemed
Investor Class	(19,563,517)	(66,523,578)
Institutional Class	(174,633,806)	(119,100,428)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	153,611,726	(21,222,138)
Total Increase in Net Assets	154,867,775	52,521,743
NET ASSETS:
Beginning of year	614,085,315	561,563,572
End of year	$768,953,090	$614,085,315
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	953,611	1,351,993
Institutional Class	13,930,289	17,858,526
Shares issued in reinvestment of distributions
Investor Class	659,006	14,949
Institutional Class	10,163,339	1,779,997
Shares issued in connection with fund reorganization
Investor Class	4,890,812	N/A
Institutional Class	4,284,257	N/A
Shares redeemed
Investor Class	(1,372,165)	(5,669,888)
Institutional Class	(19,354,619)	(15,236,513)
Net Increase	14,154,530	99,064
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2024 and December 31, 2023
Empower S&P Mid Cap 400® Index Fund	2024	2023
OPERATIONS:
Net investment income	$17,268,540	$16,913,362
Net realized gain	61,218,139	84,078,447
Net change in unrealized appreciation	97,330,068	77,673,373
Net Increase in Net Assets Resulting from Operations	175,816,747	178,665,182
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(31,870,417)	(29,833,250)
Class L	(3,120,187)	(4,766,175)
Institutional Class	(43,925,946)	(59,432,803)
From Net Investment Income and Net Realized Gains	(78,916,550)	(94,032,228)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	573,608,488	273,866,407
Class L	9,791,311	9,243,699
Institutional Class	102,137,866	91,814,644
Shares issued in reinvestment of distributions
Investor Class	31,870,417	29,833,250
Class L	3,120,187	4,766,175
Institutional Class	43,925,946	59,432,803
Shares redeemed
Investor Class	(233,283,225)	(515,643,686)
Class L	(15,781,011)	(14,386,927)
Institutional Class	(111,739,452)	(132,168,616)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	403,650,527	(193,242,251)
Total Increase (Decrease) in Net Assets	500,550,724	(108,609,297)
NET ASSETS:
Beginning of year	1,167,171,311	1,275,780,608
End of year	$1,667,722,035	$1,167,171,311
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	27,891,339	15,111,002
Class L	1,060,181	1,063,576
Institutional Class	12,063,689	11,616,342
Shares issued in reinvestment of distributions
Investor Class	1,526,442	1,562,524
Class L	342,963	547,478
Institutional Class	5,322,035	7,473,371
Shares redeemed
Investor Class	(11,272,284)	(28,399,092)
Class L	(1,690,387)	(1,656,212)
Institutional Class	(13,129,320)	(16,182,231)
Net Increase (Decrease)	22,114,658	(8,863,242)
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2024 and December 31, 2023
Empower T. Rowe Price Mid Cap Growth Fund	2024	2023
OPERATIONS:
Net investment loss	$(3,825,999)	$(1,791,359)
Net realized gain	232,531,398	147,017,400
Net change in unrealized appreciation (depreciation)	(67,383,533)	160,050,911
Net Increase in Net Assets Resulting from Operations	161,321,866	305,276,952
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(33,333,361)	(24,168,862)
Institutional Class	(180,584,644)	(124,557,649)
From Net Investment Income and Net Realized Gains	(213,918,005)	(148,726,511)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	294,411,273	393,846,182
Institutional Class	167,090,969	207,544,832
Shares issued in reinvestment of distributions
Investor Class	33,333,361	24,168,862
Institutional Class	180,584,644	124,557,649
Shares redeemed
Investor Class	(342,064,915)	(402,788,634)
Institutional Class	(289,220,466)	(249,296,787)
Net Increase in Net Assets Resulting from Capital Share Transactions	44,134,866	98,032,104
Total Increase (Decrease) in Net Assets	(8,461,273)	254,582,545
NET ASSETS:
Beginning of year	1,808,734,542	1,554,151,997
End of year	$1,800,273,269	$1,808,734,542
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	7,849,262	11,828,414
Institutional Class	26,035,498	33,045,119
Shares issued in reinvestment of distributions
Investor Class	876,742	676,536
Institutional Class	33,235,943	20,188,300
Shares redeemed
Investor Class	(9,080,276)	(12,228,685)
Institutional Class	(45,151,380)	(39,122,378)
Net Increase	13,765,789	14,387,306
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER MID CAP VALUE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(b)(c)
Investor Class
12/31/2024	$12.97	0.13	1.93	2.06	—	(1.09)	(0.16)	(1.25)	$13.78	15.68%
12/31/2023	$11.31	0.13	1.60	1.73	—	(0.06)	(0.01)	(0.07)	$12.97	15.15%
12/31/2022	$13.16	0.11	(1.67)	(1.56)	—	(0.07)	(0.22)	(0.29)	$11.31	(11.76%)
12/31/2021	$12.44	0.13	3.63	3.76	—	(2.54)	(0.50)	(3.04)	$13.16	30.17%
12/31/2020	$12.58	0.14	(0.19)	(0.05)	(0.00) (d)	(0.08)	(0.01)	(0.09)	$12.44	(0.34%)
Institutional Class
12/31/2024	$8.26	0.11	1.23	1.34	—	(1.09)	(0.16)	(1.25)	$8.35	16.06%
12/31/2023	$7.34	0.11	1.03	1.14	—	(0.21)	(0.01)	(0.22)	$8.26	15.53%
12/31/2022	$8.71	0.10	(1.11)	(1.01)	—	(0.14)	(0.22)	(0.36)	$7.34	(11.53%)
12/31/2021	$9.15	0.13	2.68	2.81	—	(2.75)	(0.50)	(3.25)	$8.71	30.73%
12/31/2020	$9.27	0.12	(0.13)	(0.01)	(0.00) (d)	(0.10)	(0.01)	(0.11)	$9.15	0.02%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(e)
Investor Class
12/31/2024	$110,339	1.19%	1.11%	0.91%	211%
12/31/2023	$37,327	1.24%	1.15%	1.06%	217%
12/31/2022	$81,226	1.20%	1.15%	0.94%	217%
12/31/2021	$106,958	1.20%	1.15%	0.86%	227%
12/31/2020	$136,065	1.21%	1.15%	1.27%	245%
Institutional Class
12/31/2024	$658,614	0.78%	0.78%	1.20%	211%
12/31/2023	$576,759	0.81%	0.80%	1.48%	217%
12/31/2022	$480,338	0.80%	0.80%	1.23%	217%
12/31/2021	$632,681	0.80%	0.80%	1.22%	227%
12/31/2020	$575,877	0.80%	0.80%	1.51%	245%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Amount was less than $0.01 per share.
(e)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER S&P MID CAP 400® INDEX FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2024	$19.11	0.23	2.30	2.53	(0.23)	(0.41)	(0.64)	$21.00	13.27%
12/31/2023	$17.30	0.23	2.49	2.72	(0.08)	(0.83)	(0.91)	$19.11	15.76%
12/31/2022	$20.90	0.22	(3.07)	(2.85)	(0.08)	(0.67)	(0.75)	$17.30	(13.55%)
12/31/2021	$17.74	0.18	4.07	4.25	(0.29)	(0.80)	(1.09)	$20.90	24.01%
12/31/2020	$16.65	0.18	1.93	2.11	(0.16)	(0.86)	(1.02)	$17.74	13.10%
Class L
12/31/2024	$8.63	0.07	1.04	1.11	(0.24)	(0.41)	(0.65)	$9.09	12.97%
12/31/2023	$8.33	0.09	1.20	1.29	(0.16)	(0.83)	(0.99)	$8.63	15.48%
12/31/2022	$10.63	0.10	(1.58)	(1.48)	(0.15)	(0.67)	(0.82)	$8.33	(13.74%)
12/31/2021	$9.48	0.07	2.17	2.24	(0.29)	(0.80)	(1.09)	$10.63	23.71%
12/31/2020	$9.27	0.07	1.06	1.13	(0.06)	(0.86)	(0.92)	$9.48	13.12%
Institutional Class
12/31/2024	$7.87	0.12	0.94	1.06	(0.30)	(0.41)	(0.71)	$8.22	13.62%
12/31/2023	$7.70	0.13	1.11	1.24	(0.24)	(0.83)	(1.07)	$7.87	16.18%
12/31/2022	$9.89	0.13	(1.46)	(1.33)	(0.19)	(0.67)	(0.86)	$7.70	(13.18%)
12/31/2021	$8.92	0.12	2.05	2.17	(0.40)	(0.80)	(1.20)	$9.89	24.45%
12/31/2020	$8.92	0.12	1.00	1.12	(0.26)	(0.86)	(1.12)	$8.92	13.49%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(d)
Supplemental Data and Ratios
Investor Class
12/31/2024	$1,081,189	0.54%	0.54%	1.08%	17%
12/31/2023	$637,220	0.55%	0.55%	1.25%	24%
12/31/2022	$779,826	0.55%	0.55%	1.22%	27%
12/31/2021	$615,786	0.56%	0.55%	0.88%	25%
12/31/2020	$240,113	0.56%	0.55%	1.17%	27%
Class L
12/31/2024	$45,390	0.82%	0.80%	0.81%	17%
12/31/2023	$45,572	0.84%	0.80%	1.00%	24%
12/31/2022	$44,374	0.87%	0.80%	1.11%	27%
12/31/2021	$630	1.54%	0.80%	0.60%	25%
12/31/2020	$542	0.96%	0.80%	0.87%	27%
Institutional Class
12/31/2024	$541,143	0.18%	0.18%	1.43%	17%
12/31/2023	$484,380	0.18%	0.18%	1.62%	24%
12/31/2022	$451,581	0.19%	0.19%	1.55%	27%
12/31/2021	$516,781	0.19%	0.19%	1.20%	25%
12/31/2020	$486,108	0.19%	0.19%	1.53%	27%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER T. ROWE PRICE MID CAP GROWTH FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(b)(c)
Investor Class
12/31/2024	$35.78	(0.14)	3.39	3.25	—	(1.38)	(1.38)	$37.65	9.05%
12/31/2023	$30.63	(0.09)	6.19	6.10	—	(0.95)	(0.95)	$35.78	19.92%
12/31/2022	$40.74	(0.13)	(9.16)	(9.29)	(0.01)	(0.81)	(0.82)	$30.63	(22.79%)
12/31/2021	$37.22	(0.23)	5.75	5.52	(0.07)	(1.93)	(2.00)	$40.74	14.83%
12/31/2020	$30.83	(0.11)	7.52	7.41	—	(1.02)	(1.02)	$37.22	24.11%
Institutional Class
12/31/2024	$6.10	(0.00) (d)	0.58	0.58	—	(1.38)	(1.38)	$5.30	9.29%
12/31/2023	$5.88	0.01 (e)	1.18	1.19	(0.02)	(0.95)	(0.97)	$6.10	20.35%
12/31/2022	$8.64	(0.00) (d)	(1.95)	(1.95)	(0.00) (d)	(0.81)	(0.81)	$5.88	(22.46%)
12/31/2021	$9.25	(0.02)	1.43	1.41	(0.09)	(1.93)	(2.02)	$8.64	15.26%
12/31/2020	$8.28	(0.00) (d)	2.01	2.01	(0.02)	(1.02)	(1.04)	$9.25	24.52%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income (loss) to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(f)
Investor Class
12/31/2024	$942,296	1.03%	1.02%	(0.38%)	32%
12/31/2023	$908,374	1.02%	1.02%	(0.28%)	34%
12/31/2022	$769,183	1.03%	1.02%	(0.39%)	39%
12/31/2021	$868,785	1.02%	1.02%	(0.57%)	21%
12/31/2020	$742,366	1.02%	1.02%	(0.36%)	28%
Institutional Class
12/31/2024	$857,977	0.66%	0.66%	(0.02%)	32%
12/31/2023	$900,361	0.66%	0.66%	0.08%	34%
12/31/2022	$784,969	0.67%	0.67%	(0.05%)	39%
12/31/2021	$1,139,527	0.67%	0.67%	(0.22%)	21%
12/31/2020	$1,222,584	0.67%	0.67%	(0.01%)	28%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Amount was less than $0.01 per share.
(e)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.
(f)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Empower Funds, a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company.  Empower Funds presently consists of forty-four funds. Interests in the Funds are included herein. Each Fund is diversified as defined in the 1940 Act. The Funds are available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Empower Funds.
Investment Objectives
Empower Mid Cap Value Fund - seeks long-term growth of capital
Empower S&P Mid Cap 400® Index Fund - seeks investment results, before fees and expenses, that track the total return of the common stocks that comprise the S&P MidCap 400® Index
Empower T. Rowe Price Mid Cap Growth Fund - seeks long-term capital appreciation
The Funds each offer two share classes referred to as Investor Class and Institutional Class shares except Empower S&P Mid Cap 400® Index Fund.  Empower S&P Mid Cap 400® Index Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of each Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Empower Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following is a summary of the significant accounting policies of the Funds.
Security Valuation
The Board of Directors of Empower Funds (the "Board") has adopted policies and procedures for the valuation of each Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the Funds' investment adviser,  Empower Capital Management, LLC ("ECM"), to complete valuation determinations under those policies and procedures.  Pursuant to Rule 2a-5 under the 1940 Act, the Board approved ECM as the Funds' valuation designee to make all fair value determinations with respect to the Funds' investments, subject to oversight by the Board.
Each Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange ("NYSE") on each day the NYSE is open for trading. The net asset value ("NAV") of each class of a Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used.  If the closing price is not available, the current bid as of the close of business will be used.  For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter ("OTC") market, the last sale price as

Annual Report - December 31, 2024

of the close of business on the market which the security is traded most extensively will be used.  If the closing price is not available, the current bid as of the close of business will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value.  Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used.  For derivatives traded OTC, independent pricing services will be utilized when possible.  If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board and are utilized for all investment types when available.  In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources.  The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities.  These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data
Convertible Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices
Government Money Market Mutual Funds	Net asset value of underlying mutual fund
Short Term Investments	Maturity date, credit quality and interest rates
Futures Contracts	Exchange traded close price
The Funds classify their valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.

Annual Report - December 31, 2024

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes.  Unobservable inputs reflect a Fund’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2024, all the investments in the Funds, except the Empower T. Rowe Price Mid Cap Growth Fund, are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs. The inputs used to value the Empower T. Rowe Price Mid Cap Growth Fund investments are detailed in the following table. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
Empower T. Rowe Price Mid Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$1,751,461,430	$—	$—	$1,751,461,430
Convertible Preferred Stock	—	—	1,465,559	1,465,559
Government Money Market Mutual Funds	9,542,012	—	—	9,542,012
Total Assets	$1,761,003,442	$0	$1,465,559	$1,762,469,001
Restricted Securities
A Fund may invest in restricted securities. A restricted security may have contractual restrictions on resale and is valued under methods approved by the Board reflecting fair value.  Restricted securities are marked with an applicable footnote on the Schedule of Investments and are reported in a table following the Schedule of Investments. As of December 31, 2024, the Empower T. Rowe Price Mid Cap Growth Fund invested in restricted securities.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date).  Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for a Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
Each Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no provision of federal income or excise tax is required.  Each Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on each Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends.  State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of a Fund, if any, are declared and paid annually. Capital gain distributions of a Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of a Fund at net asset value and are declared separately for each class.  Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The tax character of distributions paid during the years ended December 31, 2024 and 2023 were as follows:
Empower Mid Cap Value Fund
	2024	2023
Ordinary income	$82,737,140	$14,265,988
Long-term capital gain	11,911,781	346,181
	$94,648,921	$14,612,169

Annual Report - December 31, 2024

Empower S&P Mid Cap 400® Index Fund
	2024	2023
Ordinary income	$31,327,550	$20,105,323
Long-term capital gain	47,589,000	73,926,905
	$78,916,550	$94,032,228
Empower T. Rowe Price Mid Cap Growth Fund
	2024	2023
Ordinary income	$-	$1,799,208
Long-term capital gain	213,918,005	146,927,303
	$213,918,005	$148,726,511
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, adjustments to the accounting treatment of partnerships, adjustments for real estate investment trusts and foreign currency reclassifications.
Capital accounts within the financial statements are adjusted for permanent book-tax differences, and are not adjusted for temporary book-tax differences which will reverse in a subsequent period. Accordingly, the Funds have reclassified the below amounts between Undistributed/accumulated earnings to Paid-in Capital for December 31, 2024. Net assets of each Fund were unaffected by the reclassifications.
	Paid-in Capital	Undistributed Net Investment Income	Accumulated Net Realized Gain
Empower Mid Cap Value Fund	$665,240	$74,959,927	$(75,625,167)
Empower S&P Mid Cap 400® Index Fund	—	14,059,010	(14,059,010)
Empower T. Rowe Price Mid Cap Growth Fund	(4,269,935)	3,825,999	443,936
The tax components of capital shown in the following tables represent distribution requirements each Fund must satisfy under the income tax regulations, losses each Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes.  As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
Empower Mid Cap Value Fund
Undistributed net investment income	$20,161,731
Undistributed long-term capital gains	7,441,790
Capital loss carryforwards	—
Post-October losses	—
Net unrealized appreciation	24,108,561
Tax composition of capital	$51,712,082
Empower S&P Mid Cap 400® Index Fund
Undistributed net investment income	$9,953,863
Undistributed long-term capital gains	5,107,409
Capital loss carryforwards	—
Post-October losses	—
Net unrealized appreciation	224,702,272
Tax composition of capital	$239,763,544

Annual Report - December 31, 2024

Empower T. Rowe Price Mid Cap Growth Fund
Undistributed net investment income	$—
Undistributed long-term capital gains	36,321,537
Capital loss carryforwards	—
Post-October losses	—
Net unrealized appreciation	271,080,413
Tax composition of capital	$307,401,950
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2024 were as follows:
	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation on Investments
Empower Mid Cap Value Fund	$740,641,109	$63,041,215	$(38,932,654)	$24,108,561
Empower S&P Mid Cap 400® Index Fund	1,442,857,098	338,079,522	(113,377,250)	224,702,272
Empower T. Rowe Price Mid Cap Growth Fund	1,491,388,588	390,998,409	(119,917,996)	271,080,413
Segment Reporting
The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or results of operations. The ECM Board of Managers acts as the Funds’ chief operating decision maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Funds. The CODM has concluded that each of the Funds operates as a single operating segment based on the fact that each has a single investment strategy as disclosed in its prospectus, against which the CODM assesses the performance, and it is the level at which discrete financial information is available. The financial information provided to and reviewed by the CODM is presented within each of the Funds’ financial statements.
2.  DERIVATIVE FINANCIAL INSTRUMENTS
Each Fund's investment objective allows it to enter into various types of derivative contracts as outlined in the Fund's prospectus.
In pursuit of its investment objective, each Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Each Fund may be exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk.  Liquidity risk is the risk that a Fund will be unable to sell or close out the derivative in the open market in a timely manner.  Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to a Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received.  In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Annual Report - December 31, 2024

Futures Contracts
A Fund may use futures to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by a Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When a Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations.
The following tables represent the average month-end volume of each Fund’s derivative transactions, if any, during the reporting period:
Empower Mid Cap Value Fund
Futures Contracts:
Average long contracts	8
Average notional long	$2,456,070
Empower S&P Mid Cap 400® Index Fund
Futures Contracts:
Average long contracts	85
Average notional long	$25,738,264
Derivative Financial Instruments Categorized by Risk Exposure
Valuation of derivative investments as of December 31, 2024 is as follows:
Empower Mid Cap Value Fund
Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized depreciation on futures contracts	$(62,650)(a)
(a)Includes cumulative depreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Empower S&P Mid Cap 400® Index Fund
Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized depreciation on futures contracts	$(1,271,332)(a)
(a)Includes cumulative depreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Annual Report - December 31, 2024

The effect of derivative investments for the year ended December 31, 2024 is as follows:
Empower Mid Cap Value Fund
	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Equity contracts (futures contracts)	Net realized loss on futures contracts	$(791,934)	Net change in unrealized appreciation on futures contracts	$46,622
Empower S&P Mid Cap 400® Index Fund
	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Equity contracts (futures contracts)	Net realized gain on futures contracts	$2,698,170	Net change in unrealized depreciation on futures contracts	$(1,292,294)
3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Empower Funds entered into an investment advisory agreement with ECM, a wholly-owned subsidiary of Empower Annuity Insurance Company of America ("Empower of America"). As compensation for its services to Empower Funds, ECM receives the below monthly compensation at the described annual rate of each Fund’s average daily net assets. Certain administration and accounting services fees for each Fund are included in the investment advisory agreement.
Fund Name	Annual Advisory Rate
Empower Mid Cap Value Fund(a)	0.67%
Empower S&P Mid Cap 400® Index Fund	0.18% up to $1 billion dollars
0.13% over $1 billion dollars
0.08% over $2 billion dollars
Empower T. Rowe Price Mid Cap Growth Fund	0.65%
(a)Prior to October 25, 2024, the Empower Mid Cap Value Fund annual advisory rate was  0.78% up to $1 billion dollars, 0.73% over $1 billion dollars and 0.68% over $2 billion dollars.
ECM has contractually agreed to waive fees or reimburse expenses that exceed the annual rate, shown in the table below, of each Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by each Fund, excluding shareholder service fees, distribution fees (if applicable) and certain extraordinary expenses (the “Expense Limit”).  The agreement's current term ends on April 30, 2025 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
Fund Name	Expense Limit Annual Rate
Empower Mid Cap Value Fund(a)	0.70%
Empower S&P Mid Cap 400® Index Fund	0.20%
Empower T. Rowe Price Mid Cap Growth Fund	0.67%

(a) Prior to October 25, 2024, the Empower Mid Cap Value Fund expense limit annual rate was 0.80%.

Annual Report - December 31, 2024

ECM is permitted upon approval by the Board to recoup amounts waived or reimbursed by each Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of each Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. As of December 31, 2024, the amounts subject to recoupment were as follows:
Empower Mid Cap Value Fund
Expires December 31, 2025	Expires December 31, 2026	Expires December 31, 2027	Recoupment of Past Reimbursed Fees by ECM
$83,564	$83,119	$64,550	$0
Empower S&P Mid Cap 400® Index Fund
Expires December 31, 2025	Expires December 31, 2026	Expires December 31, 2027	Recoupment of Past Reimbursed Fees by ECM
$49,011	$15,559	$11,169	$0
Empower T. Rowe Price Mid Cap Growth Fund
Expires December 31, 2025	Expires December 31, 2026	Expires December 31, 2027	Recoupment of Past Reimbursed Fees by ECM
$68,704	$1,157	$49,385	$0
ECM and Empower Funds have entered into sub-advisory agreements with, and are responsible for compensating the sub-advisers below for their services:
Empower Mid Cap Value Fund - Goldman Sachs Asset Management, L.P.
Empower S&P Mid Cap 400® Index Fund - Irish Life Investment Managers Limited, an affiliate of ECM and Empower of America, receives monthly compensation for its services at the annual rate of 0.015% of the Fund's net assets.
Empower T. Rowe Price Mid Cap Growth Fund - T. Rowe Price Investment Management, Inc.
Empower Funds entered into a shareholder services agreement with Empower Retirement, LLC ("Empower"), an affiliate of ECM and subsidiary of Empower of America. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class shares of each Fund and Class L shares of the Empower S&P Mid Cap 400® Index Fund, a fee equal to 0.35% of the average daily net asset value of the applicable share class.
Empower Financial Services, Inc (the "Distributor"), is a wholly-owned subsidiary of Empower of America and the principal underwriter to distribute and market the Funds. The Empower S&P Mid Cap 400® Index Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares.
Certain officers of Empower Funds are also directors and/or officers of Empower of America or its subsidiaries. No officer or interested director of Empower Funds receives any compensation directly from Empower Funds.  The total compensation paid to the independent directors with respect to all forty-four funds for which they serve as directors was $1,435,000 for the fiscal year ended December 31, 2024.

Annual Report - December 31, 2024

4.  PURCHASES & SALES OF INVESTMENTS
For the year ended December 31, 2024, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S.Government securities and short-term securities) were as follows:
	Purchases	Sales
Empower Mid Cap Value Fund	$1,415,035,645	$1,457,514,693
Empower S&P Mid Cap 400® Index Fund	557,390,334	235,108,885
Empower T. Rowe Price Mid Cap Growth Fund	562,197,448	722,880,366
For the same period, there were no purchases or sales of long-term U.S. Government securities.
5.  SECURITIES LOANED
Each Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement each Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of each Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of each Fund and necessary collateral adjustments are made between such Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. Each Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board. Each Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.
Collateral was invested in Government Money Market Funds. As of December 31, 2024, each Fund's securities on loan value and collateral received, as reported on the Statement of Assets and Liabilities, were as follows:
	Market Value	Collateral Received
Empower Mid Cap Value Fund	$2,414,773	$2,508,962
Empower S&P Mid Cap 400® Index Fund	9,804,292	9,993,015
Empower T. Rowe Price Mid Cap Growth Fund	9,299,101	9,542,012

Under the securities lending agreement, the cash collateral received represents a secured borrowing, and is collateralized by the securities loaned. As of December 31, 2024 each Fund's class of securities loaned consisted entirely of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.  Additional information regarding each Fund's securities on loan is included in the Schedule of Investments.
6.  FUND REORGANIZATION
On October 25, 2024, the Empower Mid Cap Value Fund ("Acquiring Fund") acquired all the net assets of the Empower Ariel Mid Cap Value Fund ("Target Fund") pursuant to an agreement and plan of reorganization ("Reorganization") approved by the Board. ECM proposed the Reorganization in order to address the underperformance of the Target Fund and, secondarily, as part of a continuing effort to reduce redundancy in its fund offerings by consolidating two mid cap value offerings into a single offering, the Acquiring Fund. The Reorganization was structured to qualify as a tax-free reorganization under the Internal Revenue Code for federal income tax purposes, and the Target Fund's shareholders will not recognize gains or losses for federal income tax purposes as a result of the Reorganization.  The merger was accomplished by an acquisition of all the assets and the assumption of all the liabilities of the Target Fund by the Acquiring Fund in exchange for shares of the Acquiring Fund and the distribution of such shares to the Target Fund’s shareholders in complete liquidation of the Target Fund.
Prior to the closing of the Reorganization, the Target Fund distributed all of its net investment income and capital gains, if any. As with other Fund distributions, a distribution may be taxable to the Target Fund's shareholders for federal income tax purposes.

Annual Report - December 31, 2024

Investments
The cost, fair value and net unrealized appreciation (depreciation) of the investments of the Target Fund as of the date of the Reorganization were as follows:
Cost of investments	$ 116,761,478
Investments in securities, fair value	115,409,827
Net unrealized depreciation	(1,351,651)
For financial reporting purposes, assets received and shares issued by the Target Fund were recorded at fair value; however, the cost basis of the investments received from the Target Fund was carried forward to align ongoing reporting of the Acquiring Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Share Transactions
The shares outstanding, net assets and NAV per share immediately prior to and after the Reorganization were as follows:
	Shares Outstanding	Net Assets	NAV per Share
Target Fund - Prior to the Reorganization
Institutional Class	3,809,674	$40,791,549	$10.71
Investor Class	8,027,345	72,964,681	9.09

Acquiring Fund - Prior to the Reorganization
Institutional Class	64,074,448	$610,073,054	$9.52
Investor Class	2,729,842	40,725,585	14.92

Acquiring Fund - After the Reorganization
Institutional Class	68,358,683	$650,864,603	$9.52
Investor Class	7,620,676	113,690,266	14.92
Pro Forma Results of Operations
Assuming the Reorganization had been completed on January 1, 2024, the beginning of the Acquiring Fund's current fiscal year, the pro forma results of operations for the year ended December 31, 2024, would have been as follows:
Net investment income	$8,502,841
Net realized and unrealized gain	94,496,614
Net increase in net assets resulting from operations	$102,999,455
Because the combined investment portfolios have been managed as a single integrated fund since the Reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that have been included in the Acquiring Fund's Statement of Operations for the Acquiring Fund since the Reorganization was consummated.
7.  INDEMNIFICATIONS
The Funds' organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, a Fund may also enter into contracts that provide general indemnifications. A Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
8.  SUBSEQUENT EVENTS
Management has reviewed all events subsequent to December 31, 2024, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.

Annual Report - December 31, 2024

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of Empower Funds, Inc.
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Empower Mid Cap Value Fund, Empower S&P Mid Cap 400® Index Fund, and Empower T. Rowe Price Mid Cap Growth Fund (the “Funds”), three of the funds comprising Empower Funds, Inc., as of December 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 24, 2025
We have served as the auditor of one or more Empower investment companies since 1982.

TAX INFORMATION (unaudited)
Dividends paid by each Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2024, the following are the percentages that qualify for the dividend received deduction available to each Fund's corporate shareholders.
Percent of Ordinary Income Distributions Qualifying for Dividends Received
Empower Mid Cap Value Fund	32%
Empower S&P Mid Cap 400® Index Fund	39%
Empower T. Rowe Price Mid Cap Growth Fund	0%

Availability of Quarterly Portfolio Schedule
Empower Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form NPORT. Empower Funds’ Form NPORT reports are available on the Empower Funds website at https://www.empower.com/investments/empower-funds/fund-documents, and may be reviewed and copied at the SEC’s Public Reference Room in Washington,D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Funds’ accountants during the reporting period.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Empower Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866)-831-7129, and on the Empower Funds website at https://www.empower.com/investments/empower-funds/fund-documents.
Availability of Proxy Voting Record
Information regarding how Empower Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866)-831-7129, and on the Empower Funds website at https://www.empower.com/investments/empower-funds/fund-documents.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 8 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 9 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 10 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 11. STATEMENT REGARDING BASIS OF APPROVAL OF INVESTMENT ADVISORY CONTRACT.

(a) Item 11 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item 407(c)(2)(iv) of Regulation S-K.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(1) Code of Ethics required by Item 2 of Form N-CSR is attached hereto.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(4) Not applicable.

A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EMPOWER FUNDS, INC.

By: /s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer

Date: February 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer

Date: February 24, 2025

By: /s/ Kelly B. New

Kelly B. New
Chief Financial Officer & Treasurer

Date: February 24, 2025